Property and Equipment - Changes in Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 1,659
Depreciation	(551)	[1]	€ (312)	€ (319)
Closing balance	3,172	[2]	1,659
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	444
Disposals	(19)
Depreciation	(262)
- Impairments	0
Exchange rate differences	7
Remeasurements	30
Changes in the composition of the group and other changes	(4)
Closing balance	1,476
Right-of-use assets [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	381
Disposals	(18)
Depreciation	(211)
- Impairments	0
Exchange rate differences	8
Remeasurements	29
Changes in the composition of the group and other changes	(4)
Closing balance	1,323
Right-of-use assets [member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	65
Disposals	0
Depreciation	(40)
Exchange rate differences	0
Remeasurements	1
Changes in the composition of the group and other changes	0
Closing balance	96
Right-of-use assets [member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	(2)
Disposals	0
Depreciation	(12)
Exchange rate differences	(1)
Remeasurements	0
Closing balance	57
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	1,707
Right-of-use assets [member] | Gross carrying amount [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	1,503
Right-of-use assets [member] | Gross carrying amount [member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	135
Right-of-use assets [member] | Gross carrying amount [member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	69
Right-of-use assets [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	265
Right-of-use assets [member] | Accumulated Depreciation [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	213
Right-of-use assets [member] | Accumulated Depreciation [Member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	40
Right-of-use assets [member] | Accumulated Depreciation [Member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	12
Right-of-use assets [member] | Accumulated impairments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	0
Right-of-use assets [member] | Accumulated impairments [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	0
Right-of-use assets [member] | Accumulated remeasurement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	34
Right-of-use assets [member] | Accumulated remeasurement [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	33
Right-of-use assets [member] | Accumulated remeasurement [Member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	1
Right-of-use assets [member] | Accumulated remeasurement [Member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	0
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,280
Closing balance			1,280
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,138
Closing balance			1,138
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	70
Closing balance			70
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 72
Closing balance			€ 72

[1]	Includes depreciation expenses of right-of-use assets as recognised under IFR S 16.
[2]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.